Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2011
Depreciation And Amortization [Abstract]
Depreciation and amortization expense
Depreciation and amortization expense
South Africa	360	357	281
Continental Africa	223	185	207
Australasia	42	35	38
Americas	173	152	111
	798	729	637
Less: Equity method investments included above	(9)	(9)	(22)
Total depreciation and amortization expense	789	720	615

Geographic Areas Expenditure For Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets
Expenditure for additions to long-lived assets
South Africa	549	430	395
Continental Africa	418	232	196
Australasia	102	40	177
Americas	452	309	257
Other, including Corporate and Non-gold producing subsidiaries	6	4	2
	1,527	1,015	1,027
Less: Equity method investments included above	(88)	(42)	(8)
Total expenditure for additions to long-lived assets	1,439	973	1,019

Geographic Areas Long Lived Assets [Abstract]
Geographical area Long-lived assets by area
Long-lived assets by area
South Africa	2,360	2,701	2,393
Continental Africa	3,544	3,437	3,405
Australasia	441	373	342
Americas	2,088	1,808	1,678
Other, including Corporate and Non-gold producing subsidiaries	121	72	86
Total long-lived assets	8,554	8,391	7,904

Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information, Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	28	27	30
Continental Africa	14	3	3
Australasia	4	2	12
Americas	4	10	8
Other, including Corporate and Non-gold producing subsidiaries	2	1	1
Total interest revenue	52	43	54

Segment Reporting Information, Interest Expense [Text Block]
Interest expense
South Africa	5	7	4
Continental Africa	1	7	4
Australasia	-	1	2
Americas	3	3	12
Other, including Corporate and Non-gold producing subsidiaries	169	133	101
Total interest expense	178	151	123

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	Business segment data	Year ended December 31
			2011		2010		2009
			$		$		$

	Segment assets
	South Africa(1)	2,974		3,370		3,354
	Continental Africa	4,365		4,093		4,055
	Australasia	714		534		496
	Americas	2,527		2,170		2,012
	Other, including Corporate, and Non-gold producing subsidiaries	605		221		745
	Total segment assets	11,185		10,388		10,662

(1)	Includes the following which have been classified as assets held for sale:

	Rand Refinery Limited	1		1		1
	ISS International Limited	-		15		-
	Tau Lekoa	-		-		73

	ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

Geographical area data Total Revenue
Geographical area data
Total revenues
South Africa	2,596	899	1,395
Continental Africa	2,529	1,043	1,243
Australasia	389	208	308
Americas	1,499	573	691
Other, including Corporate and Non-gold producing subsidiaries	17	37	129
	7,030	2,760	3,766
Less: Equity method investments included above	(388)	(333)	(355)
Plus: Loss on realized non-hedge derivatives included above	-	2,975	543
Total revenues	6,642	5,402	3,954

Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Reconciliation of segment income to net income/(loss) attributable to Anglogold Ashanti
Reconciliation of segment income to Net income/(loss) - attributable to AngloGold Ashanti
Segment total	2,559	1,655	960
Exploration costs	(279)	(206)	(150)
General and administrative expenses	(287)	(228)	(158)
Market development costs	(9)	(14)	(10)
Non-hedge derivative gain/(loss) and movement on bonds	196	(786)	(1,452)
Taxation (expense)/benefit	(705)	(255)	33
Noncontrolling interests	(50)	(54)	(48)
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information Equity Income Loss In Associates [Text Block]

Equity (loss)/income in associates
South Africa	(2)	(1)	(2)
Continental Africa	89	69	102
Other, including Corporate and Non-gold producing subsidiaries	(28)	(28)	(12)
Total equity income in associates	59	40	88

Segment Reporting Information Income Loss Before Income Taxes [Abstract]
Segment income/(loss)
Business segment data	Year ended December 31
	2011	2010	2009
	$	$	$
Segment income/(loss)
South Africa	1,021	675	574
Continental Africa	941	493	199
Australasia	38	158	(15)
Americas	751	508	335
Other, including Corporate and Non-gold producing subsidiaries	(192)	(179)	(133)
Total segment income	2,559	1,655	960

Segments, Geographical Areas [Abstract]
Revenues
Business segment data	Year ended December 31
		2011		2010		2009
		$		$		$
Revenues
Revenues from product sales:
South Africa	2,561		875		1,374
Continental Africa	2,529		1,038		1,242
Australasia	385		206		291
Americas	1,487		571		692
	6,962		2,690		3,599
Less: Equity method investments included above	(392)		(331)		(358)
Plus: Loss on realized non-hedge derivatives included above	-		2,975		543
Total revenues from product sales	6,570		5,334		3,784

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Business segment data	Year ended December 31
			2011		2010		2009
			$		$		$

	Entity-wide disclosures

	Revenues(1)
	South Africa	2,561		2,207		1,665
	Ghana	802		566		513
	Tanzania	753
	Brazil	767		599		437

(1)	Material revenues are attributed to countries based on location of production.

	Long-lived assets(2)
	South Africa	2,151		2,458		2,176
	Ghana	2,034		1,924		1,887
	United States of America	810		719		671
	Brazil	950		768		689

(2)	Material long-lived assets excluding goodwill and other intangibles, financial instruments and deferred taxation assets.